UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check Here if Amendment |_|; Amendment Number: _____

This Amendment (Check only one.):|_| is a restatement.
				 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vertex One Asset Management Inc.
Address: 1920-1177 West Hastings Street
	 Vancouver, British Columbia V6E 2K3

Form 13F File Number: 028-12402

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeffrey D. McCord
Title: Managing Director
Phone: 604-681-5787

Signature, Place, and Date of Signing:

Jeffrey D. McCord   Vancouver, British Columbia        May 14, 2009
-----------------   --------------------------- 	------------
   [Signature] 		 [City, State] 		          [Date]





Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

[If there are no entries in this list, omit this section.]


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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: Seven

Form 13F Information Table Entry Total: 70

Form 13F Information Table Value Total: $296,004 USD (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number          Name

01  028-12401                     Vertex Fund
02  028-12398                     Rocky Mountain Investments Ltd.
03  028-12399                     Simkor Investments Ltd.
04  028-12406                     589321 BC Ltd.
05  028-12408                     Jeffrey McCord
06  028-12407                     John Thiessen
07  028-12403                     Matthew Wood


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		             TITLE OF	           VALUE X  PRN        SH/ PUT/ INVST OTHER                 VOTING AUTHORITY
NAME OF ISSUER	             CLASS	CUSIP      ($1,000) AMT        PUT CALL DISCR MANAGERS              SOLE      SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
Aladdin Knowledge Sys	     ORD	M0392N101  1,811    157,520 	SH	SOLE  01 02 03 04 05 06 07  SOLE
Apple Inc		     COM	037833100  9,435    90,000 	SH	SOLE  01 02 03 04 05 06 07  SOLE
Ascent Media Corp	     COM SER A	043632108  5,756    230,801 	SH	SOLE  01 02 03 04 05 06 07  SOLE
Avanex Corp		     COM NEW	05348W307  349 	    200,000 	SH	SOLE  01 02 03 04 05 06 07  SOLE
Banco Santander SA	     ADR	05964H105  192 	    27,892 	SH	SOLE  02 03 04 05 06 07     SOLE
Bank Montreal Que	     COM	063671101  1,573    60,000 	SH	SOLE  02 03 04 05 06 07     SOLE
Bank of America Corp	     COM	060505104  15,648   2,300,000 	SH	SOLE  01 02 03 04 05 06 07  SOLE
Bank of America Corp	     COM	060505104  370 	    54,320 	SH	SOLE  02 03 04 05 06 07     SOLE
BCE Inc			     COM NEW	05534B760  796 	    40,000 	SH	SOLE  01 02 03 04 05 06 07  SOLE
BCE Inc			     COM NEW	05534B760  2,296    115,000 	SH	SOLE  02 03 04 05 06 07     SOLE
Biovail Corp	 	     COM	09067J109  1,035    95,000 	SH	SOLE  02 03 04 05 06 07     SOLE
Bristol Myers Squibb Co	     COM	110122108  763 	    34,800 	SH	SOLE  02 03 04 05 06 07     SOLE
Cadence Design System	     NOTE 	127387AD0  3,643    5,000,000 	SH	SOLE  01 02 03 04 05 06 07  SOLE
Celestica Inc		     SUB VTG	15101Q108  354 	    100,000 	SH	SOLE  02 03 04 05 06 07     SOLE
Centennial Communctnsp	     CL A NEW	15133V208  17,428   2,115,000 	SH	SOLE  01 02 03 04 05 06 07  SOLE
Chesapeake Energy Corp	     PREF CONV	165167818  126 	    800 	SH	SOLE  01 02 03 04 05 06 07  SOLE
Chipotle Mexican Grill	     CL B	169656204  3,276    57,300 	SH	SOLE  01 02 03 04 05 06 07  SOLE
Citigroup Inc		     COM	172967101  884 	    350,000 	SH	SOLE  01 02 03 04 05 06 07  SOLE
CV Therapeutics Inc	     COM	126667104  9,055    456,547 	SH	SOLE  01 02 03 04 05 06 07  SOLE
CV Therapeutics Inc	     NOTE 	126667AG9  6,131    6,200,000 	SH	SOLE  01 02 03 04 05 06 07  SOLE
CV Therapeutics Inc	     NOTE	126667AF1  14 	    16,333 	SH	SOLE  01 02 03 04 05 06 07  SOLE
Disney Walt Co		     COM DISNEY	254687106  4,088    225,100 	SH	SOLE  02 03 04 05 06 07     SOLE
Emageon Inc		     COM	29076V109  454 	    250,000 	SH	SOLE  01 02 03 04 05 06 07  SOLE
Embarq Corp		     COM	29078E105  18,903   500,650 	SH	SOLE  01 02 03 04 05 06 07  SOLE
Fairfax Finl Hldgs Ltd	     SUB VTG	303901102  9,069    35,000 	SH	SOLE  02 03 04 05 06 07     SOLE
Firstservice Corp	     SUB VTG	33761N109  123 	    8,300 	SH	SOLE  02 03 04 05 06 07     SOLE
General Electric Co	     COM	369604103  415 	    41,000 	SH	SOLE  02 03 04 05 06 07     SOLE
Genworth Finl Inc	     COM CL A	37247D106  131 	    69,000 	SH	SOLE  02 03 04 05 06 07     SOLE
Goldman Sachs Group Inc	     COM	38141G104  3,175    30,000 	SH	SOLE  01 02 03 04 05 06 07  SOLE
Gran Tierra Energy Inc	     COM	38500T101  3,430    1,342,962 	SH	SOLE  01 02 03 04 05 06 07  SOLE
HSBC Hldgs PLC		     SPON ADR	404280406  360 	    12,750 	SH	SOLE  02 03 04 05 06 07     SOLE
Huntsman Corp		     COM	447011107  3,295    1,055,200 	SH	SOLE  01 02 03 04 05 06 07  SOLE
IAC Interactivecorp	     COM PAR 	44919P508  3,039    200,000 	SH	SOLE  01 02 03 04 05 06 07  SOLE
Iamgold Corp		     COM	450913108  17 	    2,600 	SH	SOLE  01 02 03 04 05 06 07  SOLE
Ingersoll-Rand Company 	     CL A	G4776G101  2,416    175,100 	SH	SOLE  02 03 04 05 06 07     SOLE
IPC Hldgs Ltd		     ORD	G4933P101  6,990    258,500 	SH	SOLE  02 03 04 05 06 07     SOLE
Ishares Silver Trust	     ISHARES	46428Q109  2,554    200,000 	SH	SOLE  01 02 03 04 05 06 07  SOLE
Ishares Tr		     HIGH YLD	464288513  3,382    50,000 	SH	SOLE  01 02 03 04 05 06 07  SOLE
Johnson & Johnson	     COM	478160104  5,612    106,700 	SH	SOLE  02 03 04 05 06 07     SOLE
JPMorgan & Chase & Co	     COM	46625H100  505 	    19,000 	SH	SOLE  02 03 04 05 06 07     SOLE
Keycorp New		     COM	493267108  354 	    45,000 	SH	SOLE  02 03 04 05 06 07     SOLE
Liberty Media Corp New	     ENT COM 	53071M500  7,523    378,000 	SH	SOLE  01 02 03 04 05 06 07  SOLE
Lululemon Athletica Inc	     COM	550021109  1,203    139,000 	SH	SOLE  02 03 04 05 06 07     SOLE
Magellan Midstream	     COM LP 	55907R108  4,830    276,680 	SH	SOLE  01 02 03 04 05 06 07  SOLE
Markel Corp		     COM	570535104  261 	    918 	SH	SOLE  02 03 04 05 06 07     SOLE
Market VectorsETF Tr	     ETF	57060U100  2,759    75,000 	SH	SOLE  01 02 03 04 05 06 07  SOLE
Marshall & Ilsley Corp	     COM	571837103  169 	    30,000 	SH	SOLE  02 03 04 05 06 07     SOLE
Mattel Inc		     COM	577081102  4,996    433,300 	SH	SOLE  02 03 04 05 06 07     SOLE
MBIA Inc		     COM	55262C100  183 	    40,000 	SH	SOLE  02 03 04 05 06 07     SOLE
Montpelier Re Holdings 	     COM	G62185106  6,187    477,400 	SH	SOLE  02 03 04 05 06 07     SOLE
Nova Chemicals Corp	     COM	66977W109  13,650   2,375,000 	SH	SOLE  01 02 03 04 05 06 07  SOLE
Odyssey Re Hldgs Corp	     COM	67612W108  1,880    49,550 	SH	SOLE  02 03 04 05 06 07     SOLE
Partnerre Ltd	       	     COM	G6852T105  7,169    115,500 	SH	SOLE  02 03 04 05 06 07     SOLE
Petro-Cda		     COM	71644E102  16,784   625,000 	SH	SOLE  01 02 03 04 05 06 07  SOLE
Pfizer Inc		     COM	717081103  4,330    317,900 	SH	SOLE  02 03 04 05 06 07     SOLE
Provident Bankshares Corp    COM	743859100  41 	    6,175 	SH	SOLE  01 02 03 04 05 06 07  SOLE
QLT Inc			     COM	746927102  593 	    330,000 	SH	SOLE  02 03 04 05 06 07     SOLE
Rockwell Automation Inc	     COM	773903109  502 	    23,000 	SH	SOLE  02 03 04 05 06 07     SOLE
Rohn & Haas Co		     COM	775371107  7,865    100,000 	SH	SOLE  01 02 03 04 05 06 07  SOLE
Sandisk Corp		     NOTE	80004CAC5  6,880    11,400,000 	SH	SOLE  01 02 03 04 05 06 07  SOLE
Schering Plough Corp	     COM	806605101  8,380    356,700 	SH	SOLE  01 02 03 04 05 06 07  SOLE
Schering Plough Corp	     COM	806605101  1,286    54,600 	SH	SOLE  02 03 04 05 06 07     SOLE
Scopus Video Networks Ltd    SHS	M8260H106  277 	    49,385 	SH	SOLE  01 02 03 04 05 06 07  SOLE
SFBC Intl Inc		     NOTE	784121AB1  987 	    1,000,000 	SH	SOLE  01 02 03 04 05 06 07  SOLE
Suntrust Bks Inc	     COM	867914103  223 	    19,000 	SH	SOLE  02 03 04 05 06 07     SOLE
Thinkorswim Group Inc	     COM	88409C105  10,345    1,200,000 	SH	SOLE  01 02 03 04 05 06 07  SOLE
Wells Fargo& Co New	     COM	949746101  255 	     17,919 	SH	SOLE  02 03 04 05 06 07     SOLE
Wyeth			     COM	983024100  36,372    846,862 	SH	SOLE  01 02 03 04 05 06 07  SOLE
XL Cap Ltd		     CL A	G98255105  580 	     106,300 	SH	SOLE  02 03 04 05 06 07     SOLE
Zions Bancorporation	     COM	989701107  246 	     25,000 	SH	SOLE  02 03 04 05 06 07     SOLE

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